Emerge EMPWR Sustainable Global Core Equity ETF
Schedule of Investments
October 31, 2022 (Unaudited)
1
Shares Value
Common Stocks – 97.6%
Communication Services – 8.2%
Alphabet, Inc., Class A* ......................................................... 260 $ 24,573
Verizon Communications, Inc. ................................................... 389 14,537
39,110
Consumer Discretionary – 16.3%
Amazon.com, Inc.* ............................................................ 142 14,546
eBay, Inc. .................................................................... 253 10,080
Home Depot, Inc. (The) ......................................................... 49 14,510
MercadoLibre, Inc.* ............................................................ 15 13,524
TJX Cos., Inc. (The) ........................................................... 159 11,464
Ulta Beauty, Inc.* .............................................................. 34 14,259
78,383
Consumer Staples – 11.6%
Colgate-Palmolive Co. ......................................................... 195 14,399
Costco Wholesale Corp. ........................................................ 25 12,537
Kroger Co. (The) .............................................................. 254 12,012
Unilever PLC, ADR ............................................................ 362 16,475
55,423
Financials – 8.7%
Aon PLC, Class A ............................................................. 30 8,445
Chubb Ltd. ................................................................... 57 12,249
HDFC Bank Ltd., ADR .......................................................... 173 10,779
PNC Financial Services Group, Inc. (The) .......................................... 62 10,033
41,506
Health Care – 9.1%
AbbVie, Inc. .................................................................. 98 14,347
Danaher Corp. ................................................................ 68 17,114
Novartis AG, ADR ............................................................. 149 12,088
43,549
Industrials – 10.6%
Emerson Electric Co. .......................................................... 196 16,974
Expeditors International of Washington, Inc. ........................................ 110 10,763
TransUnion .................................................................. 114 6,757
United Parcel Service, Inc., Class B ............................................... 98 16,441
50,935
Information Technology – 24.1%
Analog Devices, Inc. ........................................................... 122 17,400
Apple, Inc. ................................................................... 166 25,454
Automatic Data Processing, Inc. .................................................. 95 22,961
Microsoft Corp. ............................................................... 90 20,892
PayPal Holdings, Inc.* .......................................................... 136 11,367
Visa, Inc., Class A ............................................................. 85 17,609
115,683
Materials – 5.7%
Ecolab, Inc. .................................................................. 65 10,210
Linde PLC ................................................................... 40 11,894
Novozymes A/S, ADR .......................................................... 101 5,292
27,396

Emerge EMPWR Sustainable Global Core Equity ETF
Schedule of Investments
(Continued)
October 31, 2022 (Unaudited)
2
Shares Value
Common Stocks (continued)
Real Estate – 3.3%
Digital Realty Trust, Inc. ........................................................ 86 $ 8,621
Healthpeak Properties, Inc. ...................................................... 298 7,072
15,693
Total Common Stocks (Cost $488,707) .......................................................... 467,678
Total Investments – 97.6%
(Cost $488,707) ............................................................................. $ 467,678
Other Assets in Excess of Liabilities – 2.4% ......................................................... 11,697
Net Assets – 100.0% .......................................................................... $ 479,375
* Non Income Producing
ADR : American Depositary Receipt
Summary of Investment Type
Sector
% of Net
Assets
Information Technology ............................................................................ 24.1%
Consumer Discretionary ........................................................................... 16.3%
Consumer Staples ................................................................................ 11.6%
Industrials ...................................................................................... 10.6%
Health Care ..................................................................................... 9.1%
Financials ...................................................................................... 8.7%
Communication Services .......................................................................... 8.2%
Materials ....................................................................................... 5.7%
Real Estate ..................................................................................... 3.3%
Total Investments ................................................................................ 97.6%
Other Assets in Excess of Liabilities .................................................................. 2.4%
Net Assets ..................................................................................... 100.0%